Loans Receivable and Other Lending Investments, net (Credit Characteristics for Performing Loans) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Recorded Investments in loans, presented by class and by credit quality, as indicated by risk rating
Performing Loans	$ 1,377,458	$ 1,548,674
Real Estate Finance
Recorded Investments in loans, presented by class and by credit quality, as indicated by risk rating
Performing Loans	$ 1,209,062	$ 1,524,347
Weighted Average Risk Ratings	3.11	3.15
Real Estate Finance | Senior mortgages
Recorded Investments in loans, presented by class and by credit quality, as indicated by risk rating
Performing Loans	$ 859,250	$ 853,595
Weighted Average Risk Ratings	3.12	2.96
Real Estate Finance | Corporate/Partnership loans
Recorded Investments in loans, presented by class and by credit quality, as indicated by risk rating
Performing Loans	$ 335,677	$ 641,713
Weighted Average Risk Ratings	3.09	3.37
Real Estate Finance | Subordinate mortgages
Recorded Investments in loans, presented by class and by credit quality, as indicated by risk rating
Performing Loans	$ 14,135	$ 29,039
Weighted Average Risk Ratings	3.00	3.64